Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2024
Revenues and other income
Schedule of revenues and other income

	Year ended December 31,
(in thousands of euros)	2022	2023	2024
Revenue	12,179	17,477	9,198
Total revenues	12,179	17,477	9,198
Tax credits	5,863	5,333	4,888
Subsidies	10	9	8
Other	762	344	630
Other operating income	6,635	5,686	5,526
Total revenues and other income	18,814	23,163	14,725